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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-2957

                              Keyco Bond Fund, Inc.
               (Exact name of registrant as specified in charter)

                         27777 Franklin Road, Suite 1630
                           Southfield, Michigan 48034
               (Address of principal executive offices) (Zip code)

                            Joel D. Tauber, President
                              Keyco Bond Fund, Inc.
                         27777 Franklin Road, Suite 1630
                           Southfield, Michigan 48034
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (248) 353-0790

                      Date of fiscal year end: September 30

                     Date of reporting period: June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

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A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Proxy Voting Record.

     Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

     (a)  The name of the issuer of the portfolio security;

     (b)  The exchange ticker symbol of the portfolio security;

     (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

     (d)  The shareholder meeting date;

     (e)  A brief identification of the matter voted on;

     (f)  Whether the matter was proposed by the issuer or by a security holder;

     (g)  Whether the registrant cast its vote on the matter;

     (h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (i)  Whether the registrant cast its vote for or against management.

     For the twelve months ended June 30, 2008, Keyco Bond Fund, Inc. did not own or hold any voting securities. Consequently, no matters relating to portfolio securities were considered at a shareholder meeting held during the year ended June 30, 2008 with respect to which Keyco Bond Fund, Inc. was entitled to vote.

                                    SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Keyco Bond Fund, Inc.



By (signature and title): /s/ Joel D. Tauber
                          ----------------------------------------
                          Joel D. Tauber, President

Date: July 30, 2008